Transamerica Series Trust

Supplement to the Currently Effective Statement of Additional Information

* * *

Transamerica BlackRock Large Cap Value VP

The following information supplements and amends disclosure in the Statement of Additional Information under the section entitled “Appendix D - Portfolio Manager Information - Transamerica BlackRock Large Cap Value VP”:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Robert C. Doll	27	$14.85 billion	15	$3.63 billion	24	$2.41 billion
Daniel Hanson	27	$14.85 billion	15	$3.63 billion	24	$2.41 billion
Peter Stournaras*	25	$12.82 billion	10	$2.75 billion	19	$3.39 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Robert C. Doll	0	$0	2	$190.4 million	0	$0
Daniel Hanson	0	$0	2	$190.4 million	0	$0
Peter Stournaras*	0	$0	1	$110.5 million	0	$0

* Information shown is as of October 31, 2010.

* * *

Transamerica ProFund UltraBear VP

The following information supplements and amends disclosure in the Statement of Additional Information under the section entitled “Appendix D - Portfolio Manager Information - Transamerica ProFund UltraBear VP”:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Todd B. Johnson	213	$25.4 billion	12	$2.04 billion	38	$2.34 billion
Howard S. Rubin	213	$25.4 billion	12	$2.04 billion	38	$2.34 billion
Hratch Najarian*	49	$4.4 billion	0	$0	0	$0

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Todd B. Johnson	0	$0	0	$0	0	$0
Howard S. Rubin	0	$0	0	$0	0	$0
Hratch Najarian*	0	$0	0	$0	0	$0

* Information shown is as of December 31, 2010.

* * *

Investors Should Retain this Supplement for Future Reference

January 27, 2011